FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Statement [Line Items]
Amounts receivable	$ 12,146	$ 12,003
Long-term investments	4,246	4,151
Level 1 [Member]
Statement [Line Items]
Cash	138,646	101,724
Amounts receivable	0	0
Derivative asset	0	0
Long-term investments	3,846	3,843
Total financial assets	142,492	105,567
Derivative liability	0	0
Total financial liabilities	0	0
Level 2 [Member]
Statement [Line Items]
Cash	0	0
Amounts receivable	4,870	7,430
Derivative asset	190	1,314
Long-term investments	0	0
Total financial assets	5,060	8,744
Derivative liability	0	0
Total financial liabilities	0	0
Level 3 [Member]
Statement [Line Items]
Cash	0	0
Amounts receivable	0	0
Derivative asset	0	0
Long-term investments	400	308
Total financial assets	400	308
Derivative liability	0	0
Total financial liabilities	$ 0	$ 0